UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Share capital	Treasury shares	Additional paid in capital	Contributed Surplus	Accumulated deficit
Number of shares outstanding at the beginning of period (in shares) at Dec. 31, 2023		53,736,318
Distributed treasury shares (in shares)		134,514
Number of shares outstanding at the end of period (in shares) at Jun. 30, 2024		53,870,832
At beginning of period at Dec. 31, 2023		$ 5,452	$ (7,560)	$ 1,204,634	$ 0	$ (354,873)
Transfer arising from reduction in par value of issued shares		(4,907)			4,907
Distributed treasury shares			1,297	(413)
Adjustments to additional paid in capital, transfer from contributed surplus				(300,000)	300,000
Equity settled share-based payments				721
Dividends paid					(40,403)	(40,302)
Net income for the period	$ 55,059					55,059
At end of period at Jun. 30, 2024	823,612	$ 545	(6,263)	904,942	264,504	(340,116)
Number of shares outstanding at the beginning of period (in shares) at Dec. 31, 2024		54,087,768
Distributed treasury shares (in shares)		0
Number of shares outstanding at the end of period (in shares) at Jun. 30, 2025		54,087,768
At beginning of period at Dec. 31, 2024	806,633	$ 545	(4,224)	904,268	183,535	(277,491)
Transfer arising from reduction in par value of issued shares		0			0
Distributed treasury shares			0	0
Adjustments to additional paid in capital, transfer from contributed surplus				(200,000)	(200,000)
Equity settled share-based payments				76
Dividends paid					$ (81,132)	0
Net income for the period	36,447					36,447
At end of period at Jun. 30, 2025	$ 762,024	$ 545	$ (4,224)	$ 704,344		$ (241,044)